Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2017
Registrant Name	DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Central Index Key	0000740766
Amendment Flag	false
Document Creation Date	May 26, 2017
Document Effective Date	Jun. 01, 2017
Prospectus Date	Jun. 01, 2017
Administrative Shares Prospectus | Dreyfus Cash Management | administrative shares
Prospectus:
Trading Symbol	DACXX
Administrative Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Prospectus:
Trading Symbol	DAGXX
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus:
Trading Symbol	DAPXX
Administrative Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DTAXX
Administrative Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Administrative Shares
Prospectus:
Trading Symbol	DEAXX
Administrative Shares Prospectus | Dreyfus AMT-Free Municipal Cash Management Plus | Administrative Shares
Prospectus:
Trading Symbol	DAMXX
Administrative Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DAYXX
Administrative Funds Prospectus | Dreyfus Treasury Securities Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DARXX
Investor Shares Prospectus | Dreyfus Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVCXX
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Investor Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Investor Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Investor Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Investor Shares
Prospectus:
Trading Symbol	DEVXX
Investor Shares Prospectus | Dreyfus AMT-Free Municipal Cash Management Plus | Investor Shares
Prospectus:
Trading Symbol	DVMXX
Investor Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVYXX
Investor Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DAIXX
Investor Shares | Dreyfus Treasury Securities Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVRXX
Institutional Shares Prospectus | Dreyfus Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS AMT-Free TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Institutional Shares Prospectus | Dreyfus AMT-Free Municipal Cash Management Plus | Institutional Shares
Prospectus:
Trading Symbol	DIMXX
Institutional Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIYXX
Insitutional Shares Prospectus | Dreyfus Treasury Securities Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Insitutional Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIIXX
Participant Shares Prospectus | Dreyfus Cash Management | participant shares
Prospectus:
Trading Symbol	DPCXX
Participant Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus:
Trading Symbol	DPGXX
Participant Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus:
Trading Symbol	DGPXX
Participant Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Participant Shares
Prospectus:
Trading Symbol	DTPXX
Participant Shares Prospectus | Dreyfus Treasury Securities Cash Management | Participant Shares
Prospectus:
Trading Symbol	DPRXX
Participant Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Participant Shares
Prospectus:
Trading Symbol	DEPXX
Participant Shares Prospectus | Dreyfus AMT-Free Municipal Cash Management Plus | Participant Shares
Prospectus:
Trading Symbol	DMPXX
Participant Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Participant Shares
Prospectus:
Trading Symbol	DPYXX
Participant Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Participant Shares
Prospectus:
Trading Symbol	DFPXX
Agency Shares Prospectus | Dreyfus Cash Management | Agency Shares
Prospectus:
Trading Symbol	DMCXX
Agency Shares Prospectus | Dreyfus Government Cash Management | Agency Shares
Prospectus:
Trading Symbol	DGMXX
Agency Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Agency Shares
Prospectus:
Trading Symbol	DRPXX
Agency Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Agency Shares
Prospectus:
Trading Symbol	DYAXX
Agency Shares Prospectus | Dreyfus Treasury Securities Cash Management | Agency Shares
Prospectus:
Trading Symbol	DSAXX